INCOME TAXES - Income tax expense (Details) - New Dragonfly - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current			$ 1,489	$ 1,676
Deferred tax liability	$ (819)	$ 85	122	210
Total tax expense	$ (814)	$ 1,117	$ 1,611	$ 1,886